Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2014
Summary of Derivative Instruments [Abstract]
Schedule of Derivative Instruments
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as net investment hedges, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2014			January 31, 2013
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Prepaid expenses and other	$5	$—	$—	$29	$—	$—
Other assets and deferred charges	—	97	619	31	223	327
Derivative asset subtotals	$5	$97	$619	$60	$223	$327

Accrued liabilities	$—	$—	$1	$—	$—	$4
Deferred income taxes and other	—	—	1	—	—	91
Derivative liability subtotals	$—	$—	$2	$—	$—	$95

Nonderivative hedging instruments
Long-term debt due within one year	$—	$973	$—	$—	$818	$—
Long-term debt	—	5,095	—	—	6,145	—
Nonderivative hedge liability subtotals	$—	$6,068	$—	$—	$6,963	$—